SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). The significant accounting policies are as follows:

Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of stock options, (c) recognition of contingent liabilities (d) valuation allowance of deferred income taxes, (e) determination of goodwill impairment (f) determination of future lease periods of existing lease contracts, (g) determination of interest rates used in order to calculate the present value of the operating lease liabilities and (h) determination of the estimated fair value of the AU10TIX preferred shares conversion.

Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.

Restricted Cash

Restricted cash as of December 31, 2021 consists of: (a) $3,350 held in bank accounts that serve as cash collateral for outstanding letters of credit ,(b) $10,599 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities (see note 5) and (c) $750 secured for derivative instruments.

Restricted cash as of December 31, 2020 consists of: (a) $3,991 held in bank accounts that serve as cash collateral for outstanding letters of credit and (b) $5,481 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

The following table provides a reconciliation of cash and restricted cash reported on the balance sheet that sum to the total of the same such amounts shown in the statements of cash flows.

	December 31,
	2021	2020

Cash and cash equivalents	$88,753	$51,602
Restricted cash	14,699	9,472
Total cash, cash equivalents and restricted cash
shown in the statement of cash flows	$103,452	$61,074

Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for credit losses is based on historical collection experience, factors related to specific customers and current economic trends. The Company writes off accounts receivable when determined to be uncollectible and are recognized as a reduction to the allowance for credit losses. As of December 31, 2021, and 2020, the allowance for doubtful accounts is $991 and $690, respectively.

Fair Value Measurements

The Company follows Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 820, “Fair Value Measurement”. Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be based on assumptions that market participants would use.

In determining the fair value, the Company assesses the inputs used to measure fair value using a three-tier hierarchy, as follows:

Level 1 -	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Companies have the ability to access at the measurement date.

Level 2 -	Inputs to the valuation methodology include:
•	Quoted prices for similar assets or liabilities in active markets;
•	Quoted prices for identical or similar assets or liabilities in inactive markets;
•	Inputs other than quoted prices that are observable for the asset or liability;
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 -	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Investments

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% to 50% and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

The Company records investments in the equity securities of privately held companies which represent an ownership interest of less than 20% at cost minus impairment.

Derivative instruments

Derivative instruments are measured at their fair value and recorded as either assets or liabilities. Changes in the fair value of derivatives designated as cash flow hedging instruments are initially recorded in other comprehensive income and a corresponding amount is reclassified out of other comprehensive income into earnings when the underlying transactions are recognized in the consolidated statements of operations and comprehensive income.

The Company maintains a risk management strategy that may incorporate the use of put options and forward exchange contracts, to minimize significant fluctuation in cash flows and/or earnings that are caused by exchange rate or interest rate volatility.

Property and Equipment

Equipment and furniture, internal-use software, leasehold improvements and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-7
Internal- use software	4-7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the total term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs

The Company capitalizes certain costs incurred in developing internal-use software when capitalization requirements have been met. Costs prior to meeting the capitalization requirements are expensed as incurred. Costs, such as maintenance and training are also expensed as incurred. Capitalized costs are included in property and equipment, and amortized on a straight-lined basis over the estimated useful life of the software. Amortization expense, which is included in depreciation expense, amounted to $374, $147 and $0 during the years ended December 31, 2021, 2020 and 2019, respectively.

Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The Company would record a goodwill impairment charge for the difference between the carrying value and the fair value of the goodwill, not to exceed the carrying amount of the goodwill. During the years ended December 31, 2021, 2020 and 2019, the Company recorded goodwill impairment charge of $139, $0 and $0, respectively on its goodwill.

Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2021, 2020, and 2019, the Company did not record any impairment charges on its long-lived assets.

Employee Rights Upon Retirement

The Company is required to make severance payments to its Israeli employees upon dismissal of an employee or upon a termination of employment in certain circumstances. The Israeli pension and severance pay liability to the employees is covered mainly by deposits made at insurance companies. For its employees who are employed under the Section 14 of the Israeli Severance Pay Law, 1963 (“Section 14”), the Company makes deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employees’ rights upon termination. In addition, the related obligation and amounts deposited on behalf of the applicable employees for such obligations are not presented on the Company’s consolidated balance sheets, as the amounts funded are not under the control of management of the Company and the Company is legally released from the obligation to pay any severance payments to the employees once the required deposits amounts have been paid.

For employees not under Section 14, severance liabilities are recorded based on the length of service and their latest monthly salary. The Company’s liabilities for the Israeli employees amounted to $1,631 and $1,556 as of December 31, 2021 and 2020, respectively and are included in other liabilities in the Company’s consolidated balance sheets. The deposits made at insurance companies to cover these liabilities amounted to $1,346 and $1,391 as of December 31, 2021 and 2020, respectively and are included in other assets in the Company’s consolidated balance sheets.

Leases

The Company follows Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842).

The standard provides a number of optional practical expedients in transition. The Company chose to apply the following permitted practical expedients:

Not to reassess its prior conclusions regarding lease identification, lease classification and initial direct costs under the new standard.

Short-term lease recognition exemption for all leases with a term shorter than 12 months. This means, that for those leases, the Company does not recognize Rights of Use (“ROU”) assets or lease liabilities.

Applying the practical expedient to not separate lease and non-lease components for all of the Company’s leases as a lessee.

The Company as a lessee

Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A lease is a finance lease if it meets any one of the criteria below, otherwise the lease is an operating lease:

The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

The lease term is for the major part of the remaining economic life of the underlying asset.

The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term.

Based on the criteria above, all of the Company's leases are classified as operating leases.

Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, while the ROU assets are also adjusted for any prepaid or accrued lease payments. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments.

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it reasonably certain that the Company will exercise the option.

After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement (as long as the discount rate hasn’t been updated as a result of a reassessment event).

The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if relevant and any unamortized initial direct costs. Lease expenses are recognized on a straight-line basis over the lease term. Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease.

Variable lease payments that depend on an index or a rate

On the commencement date, the lease payments shall include variable lease payments that depend on an index or a rate (such as the Consumer Price Index or a market interest rate), initially measured using the index or rate at the commencement date.

The Company does not remeasure the lease liability for changes in future lease payments arising from changes in an index or rate unless the lease liability is remeasured for another reason. Therefore, after initial recognition, such variable lease payments are recognized in profit or loss as they are incurred.

Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional).

When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument.

The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities. Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss

The Company's comprehensive income (loss) consists mostly of the Company’s net income (loss), foreign currency translation adjustments and changes in fair value of derivative instruments as cash flow instruments. Accumulated other comprehensive loss consist of the Company’s accumulated foreign exchange currency translation adjustments, and changes in fair value of derivative instruments.

Stock-Based Compensation

Stock-based compensation to employees and non-employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to management and administrative employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive income (loss). Compensation expense resulting from stock-based compensation to operational employees is recorded over the vesting period of the award in cost of revenue.

Non-Controlling Interests

The Company’s non-controlling interests represent the minority shareholder’s ownership interests related to the Company’s subsidiaries. The Company reports its non-controlling interests in subsidiaries as a separate component of equity in the consolidated balance sheets and reports net income (loss) attributable to the non-controlling interests in the consolidated statements of operations.

Redeemable Non-Controlling Interests

When the Company or its subsidiaries issues preferred shares, it considers the provisions of FASB ASC 480 –"Distinguishing Liabilities from Equity" (Topic 480) in order to determine whether the preferred share should be classified as a liability. If the instrument is not within the scope of Topic 480, the Company or its subsidiaries further analyses the instruments characteristics in order to determine whether it should be classified within temporary equity (mezzanine) or within permanent equity in accordance with the provisions of Topic 480-10-S99. AU10TIX redeemable convertible preferred shares are not mandatorily or currently redeemable. However, it includes a liquidation or deemed liquidation events that would constitute a redemption event that is outside of the Company’s control. As such, all shares of redeemable preferred shares have been presented outside of permanent equity. The Company has not adjusted the carrying values of the redeemable preferred shares to the deemed liquidation values of such shares since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.

Revenue Recognition

Revenue is recognized when the promised services are performed for our clients, and the amount that reflects the consideration we are entitled to receive in exchange for those services is determined. The Company’s revenues are recorded net of any sales taxes.

In order to determine the revenue, we (1) identify the contract with the client, (2) identify the performance obligations, usually it’s based on the hours spent, (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligation and (5) we recognize revenue as performance obligation is satisfied.

A performance obligation is a promise in a contract to transfer a distinct service to the client, and it is the unit of account for revenue recognition. The majority of our contracts have a single performance obligation as the promise to transfer the individual services is not separately identifiable from other promises in our contracts and, therefore, is not distinct.

The following table presents the Company’s revenues according to the Company’s segments:

	Year ended December 31,
	2021	2020	2019
Airport Security and Other Aviation Services	$253,687	$222,654	$309,548
Authentication Technology	71,247	25,765	23,759
Total revenue	$324,934	$248,419	$333,307

The following table presents the Company’s revenues generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Year ended December 31,
	2021		2020		2019
Germany	$126,367	39%	$119,500	48%	$137,207	41%
The Netherlands	52,165	16%	58,446	24%	97,700	29%
United States	94,743	29%	45,305	18%	73,719	22%
Spain	30,946	10%	7,465	3%	3,138	1%
Other countries	20,713	6%	17,703	7%	21,543	7%
Total revenue	$324,934	100%	$248,419	100%	$333,307	100%

Airport Security and Other Aviation Services Segment

In the airport security and other aviation services, for performance obligations that we satisfy over time, revenues are recognized by consistently applying a method of measuring hours spent on that performance obligation. We generally utilize an input measure of time (hours and attendance for specific time framed service like specific flights) of the service provided. Performance obligations are satisfied over the course of each month and continue to be performed until the contract has been terminated or cancelled.

Pricing and Reduction to Revenues

We generally determine standalone selling prices based upon the prices included in the client contracts, using expected costs plus margin, or other observable prices. The price as specified in our client contracts is generally considered the standalone selling price as it is an observable input that depicts the price as if sold to a similar client in similar circumstances. Certain client contracts have variable consideration, including quality thresholds or other similar items that could reduce the transaction price. These amounts may be constrained and revenue is recorded to the extent we do not expect a significant reversal or when the uncertainty associated with the variable consideration is resolved. Our variable consideration amounts, if any, are not material, and we do not expect significant changes to our estimates.

Contracts

Our client contracts generally include standard payment terms acceptable in each of the countries, states and territories in which we operate. The payment terms vary by the type and location of our clients and services offered. Client payments are typically due in 30 to 60 days after invoicing, but may be a shorter or longer term depending on the contract. Our contracts with main customers are generally long-term contracts, between two to five years. The timing between satisfaction of the performance obligation, invoicing and payment is not significant.

Practical Expedients and Exemptions

Because nearly all our contracts are based on input measure of time of service provided (as hours or attendance) no exemptions need to be made. We have no material contracts with material revenues expected to be recognized subsequent to December 31, 2021 related to remaining performance obligations.

Revenue Service Types

The following is a description of our revenue service types, including Airport Security, Airline Security, Cargo Security, Other Airport Services, General Security Services and Other.

Airport Security
Staffing or manning for specialized airport security are usually based on long term contract issued via a public tender procedure. We recognize revenue given the unit of measure (hours) provided in the given time period and the specific price for specific hours agreed upon in the contracts. Quality and criteria of staffing are described in the contracts and are measured in the given time period. Deviations, if any, are discussed with the customer before invoicing and will be reflected in the invoice showing the approved hours and other cost elements as agreed upon price.

Most contracts have an hourly rate that reflects an all-in tariff based on a full cost price calculation. In some of the contracts the hourly rates are split between a component based on hours and a component based on specific costs in a specific time period but always linked to the service provided in given time period. Revenue is recognized at the time period set in the contract.

Airline Security
Staffing or manning for airline security are usually based on long term contracts issued via a public tender procedure. We recognize revenue according to the unit of measure provided (usually attendance for specific time framed service like specific flights). The time framed specialized security services are in this case are the executed number of flights. When the manning for the security of these flights are delivered, the Company invoices the customer according to the agreed flight tariff.

Cargo Security
Staffing or manning for specialized cargo security are usually based on long term contract, sometimes publicly tendered. Contracts are based on hourly planned and executed screening services. Revenue is recognized based on the realized screening hours and contractually agreed upon hourly rate.

Other Airport Services
Airport Services include wheelchair attendants, pre-departure skycaps, bag-runners, agents, guards, charter security screening, janitorial, and cabin cleaning to major U.S. and foreign carriers in airports throughout the United States of America. Our contracts may include either single or multiple performance obligations and vary by airport and airline. We recognize revenue given the unit of measure (usually hours) provided in the given time period and the specific price for specific hours or attendance for specific event, time framed service as agreed upon in the contracts.

General Security Services
Security Services include providing armed and un-armed guards to private schools and places of worship, video surveillance and patrol. Contracts for security services generally include only a single performance obligation. We recognize revenue for security guard services given the unit of measure (hours) provided in the given time period. Revenue from video surveillance and patrol is recognized based upon a fixed monthly rate.

Other Services
Other services include revenues from (incidental) specialized security manning services, training services and ad hoc work performed on and off airports. Revenue is recognized over time as services are being performed, using the input of service delivered during the time period, according to the contractual agreed price.

Authentication Technology Segment

In the authentication technology segment, the Company offers authentication services on a cost per click basis, with a minimum yearly commitment which means the customer pays the Company according to the higher of (a) number of times the customer used the system in order to authenticate IDs or (b) according to the yearly minimum commitment. According to the agreement with the customers, each chargeable click has an agreed price and revenue is being recognized accordingly.

Pricing and Reduction to Revenues

The company determines standalone selling prices based upon the prices included in the client contracts, using expected costs plus margin, or other observable prices. The price as specified in our client contracts is considered the selling price as agreed with the customer. The Company’s variable consideration, if any, amounts are not material, and we do not expect significant changes to our estimates. The Company does not expect a significant reversal or when the uncertainty associated with the variable consideration is resolved. A customer might be offering a tier-based pricing scheme, or not, and in any event of usage above the committed amount, the pricing will remain unchanged.

Contracts

Client contracts generally include standard payment terms acceptable in each of the countries, states and territories in which the company operates, and are typically set to a three-year deal duration. The payment terms vary by the type and location of our clients and services offered. The minimum commitment is usually being paid in advance. Client payments are typically due in 30 days after invoicing, but may be a shorter or longer term depending on the contract. Client contracts are usually range from one to three years, with a convenience exit every twelve months period, and at the end of the contract there is a renewal option. The timing between satisfaction of the performance obligation, invoicing and payment is not significant.

Deferred Revenues

The Company records deferred revenues when cash payments are received or due in advance of our performance. Deferred revenues at December 31, 2021 and 2020 were $2,239 and $2,143, respectively shown as part of the accrued expenses and other current liabilities and $1,030 and $263 shown as other liabilities. Revenue recognized for the years ended December 31, 2021, 2020 and 2019 that was included in the deferred revenue at the beginning of each year was $2,049, $1,879 and $2,001, respectively.

Our payment terms vary by the type and location of our customer and the products or services offered. The term between invoicing and when payment is due is not significant.

Capitalized Contract Costs

As part of obtaining contracts with certain customers in the authentication technology segment, the Company incurs upfront costs such as sales commissions. The Company capitalizes these costs which are subsequently amortized on a straight-line basis over the estimated life of the relationship with the customer. The Company applies the practical expedient that allows it to determine this estimate for a portfolio of contracts that have similar characteristics in terms of type of service, contract term and pricing. This estimate is reviewed by management at the end of each reporting period as additional information becomes available.

Cost of Revenue

Cost of revenue represents primarily payroll and employee related costs associated with employees who provide services under the terms of the Company’s contractual arrangements, insurance and depreciation and amortization.

Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of payroll and related costs, professional services, consulting services and non-capitalized cost associated with the development of technologies.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2021, 2020 and 2019 are $2,150, $735 and $828, respectively.

Value Added Tax

Certain of the Company’s operations are subject to Value Added Tax (“VAT”) applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities resulting from a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method.

The Company had net income for the years ended December 31, 2021 and 2020. For the year ended December 31, 2021 the net income of the Company was adjusted by $10,102 deemed dividends following the conversion of preferred shares A and A-1 in AU10TIX Technologies B.V. to new Series A. Potentially dilutive securities were included in the computation of diluted income per share as the conversion rate of the convertible note payable to related party was lower than the weighted average computed price of the Company’s stock for the year 2021 and 2020.

The Company had a net loss for the year ended December 31, 2019. For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common share is anti-dilutive due to the net loss in 2019. Potentially dilutive securities were excluded from the computation of diluted loss per share as the conversion rate of the convertible note payable to related party was higher than the market price of the Company’s common stock as of December 31, 2019, and the effect of including them is anti-dilutive.

The number of shares of common stock attributable to potentially dilutive securities for the years ended December 31, 2021, 2020 and 2019 were 2,978,843, 3,000,000 and 5,000,000 shares. Those shares were issuable upon conversion of convertible notes payable to related party at price of $0.40.

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities, income taxes payable, VAT payable, notes payable-banks, long-term loan payable and loan payable to related party approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to a related party and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States of America, Europe, Japan and Israel. As of December 31, 2021, accounts at financial institutions located in the United States of America are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250 per institution. As of December 31, 2021, cash, cash equivalents and restricted cash of $17,522 is being held in the United States of America, of which $17,063 is uninsured. Bank accounts located in Europe, Japan and Israel, totaling $85,930 as of December 31, 2021, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from three customers represented 64% of total revenue during the year ended December 31, 2021, of which customer A accounted for 39%, customer B accounted for 14% of total revenue and customer C accounted for 11% of total revenue. Accounts receivable from these three customers represented 39% of total accounts receivable as of December 31, 2021.

Revenue from two customers represented 70% of total revenue during the year ended December 31, 2020, of which customer A accounted for 48% and customer B accounted for 22% of total revenue. Accounts receivable from these two customers represented 47% of total accounts receivable as of December 31, 2020.

Revenue from two customers represented 69% of total revenue during the year ended December 31, 2019, of which customer A accounted for 41% and customer B accounted for 28% of total revenue. Accounts receivable from these two customers represented 57% of total accounts receivable as of December 31, 2019.

Customers A and B mentioned above, have been principle customers in the last three years.

Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Central Banks Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk except in one of its subsidiaries. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

Reclassification

Certain amounts have been reclassified in prior years balance sheets and statements of cash flows to conform with current period presentation.

Recently Issued Accounting Pronouncements

Accounting Standards Update 2021-10

In November 2021, the FASB issued an update for Government Assistance (Topic 832); Disclosures by Business Entities about Government Assistance. The amendment requires annual disclosures about transactions with a government that are accounted for as information about the nature of the transactions and the related accounting policy used, the line items on the balance sheet and income statement that are affected by the transactions and the significant terms and conditions of the transactions. The amendment is affective for financial statements issued for annual periods beginning after December 15, 2021. The Company has early adopted ASU 2021-10 and has provided the disclosures on Government Assistance in Note 14.

Accounting Standards Update 2021-08

In October 2021, the FASB issued an update for Business Combinations (Topic 805): Accounting for Contract Assets and Contract liabilities from Contracts with customers. This ASU requires entities to apply Topic 606, Revenue from Contracts with Customers to recognize and measure contract asset and contract liabilities in a business combination. The amendment is effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within that fiscal year. The adoption of this standard is not expected to have a material effect on the Company’s operating results or financial condition.

Accounting Standards Update 2020-06

In August 2020, the FASB issued an update for Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Own Equity (Subtopic 815-40): Accounting for Convertible instruments and Contracts in an Entity’s Own Equity. This ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S.GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument and more convertible preferred stock as a single equity instruments with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted earnings per share (EPS) calculation in certain areas. The amendment is effective for public business entity for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The adoption of this standard is not expected to have a material effect on the Company’s operating results or financial condition.